Summary of Significant Accounting Policies (Details Narrative) (Integrated Medicine and Chiropractic Regeneration Center PSC) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash equivalents
Impairments of long lived assets
Advertising and marketing expense			470,199	$ 61,159	119,867	25,000
Legal Proceedings and Loss Contingencies
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Cash equivalents
Impairments of long lived assets
Advertising and marketing expense	44,817	40,511			142,642	126,419
Legal Proceedings and Loss Contingencies